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                    [Van Kampen Investments Inc. Letterhead]



                                                                          497(j)


                                                    May 5, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:      Van Kampen Equity and Income Fund --
         Rule 497(j) Filing (File Nos. 002-15957
         and 811-00919)

Ladies and Gentlemen:

         Van Kampen Equity and Income Fund (the "Registrant") filed via EDGAR on April 25, 2008 an electronically signed copy of Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724 or Charles B. Taylor at (312) 407-0863.


                                           Very truly yours,

                                           /s/ Elisa Mitchell
                                           ----------------------
                                           Elisa Mitchell
                                           Assistant Secretary